Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Estimated Fair Values and Carrying Amounts of Financial Instruments
The carrying amount and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are included in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2017
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$625,724	$625,724	$625,724	$—	$—
Investment securities	4,817,380	4,818,026	—	4,818,026	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	20,072,206	19,961,773	—	134,916	19,826,857
Derivative instruments	31,265	31,265	—	31,265	—

Financial Liabilities
Deposits	21,466,717	21,460,782	—	21,460,782	—
Short-term borrowings	991,297	991,297	516,297	475,000	—
Long-term debt	1,495,835	1,476,899	—	—	1,476,899
Derivative instruments	25,154	25,154	—	25,154	—

	December 31, 2016
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$1,362,126	$1,362,126	$1,362,126	$—	$—
Investment securities	3,535,313	3,536,029	—	3,536,029	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	15,077,293	15,066,055	—	157,041	14,909,014
Derivative instruments	38,886	38,886	—	38,886	—

Financial Liabilities
Deposits	17,408,283	16,762,475	—	16,762,475	—
Short-term borrowings	509,136	509,136	334,136	175,000	—
Long-term debt	628,953	617,656	—	—	617,656
Derivative instruments	30,209	30,209	—	30,209	—